February 14, 1997

Dear Shareholder,

I am pleased to present the interim report of the OMEGA South Africa Fund, covering the period July 1, 1996 to December 31, 1996.

As I have brought to the attention of shareholders in my previous reports, the OMEGA South Africa Fund has a unique fund structure which is designed to create an efficient vehicle for institutional investors to gain immediate exposure to the South Africa equity market in a cost effective way. The key features of this unique structure are summarized overleaf.

During the six month period under review the performance of the South African equity market was disappointing with the JSE Actuaries All Share Index, the benchmark for the Fund, falling by over three percent during a period when most world equity markets were showing very robust performances. This three percent decline is in rand terms; in U.S. dollar terms the decline was a much more substantial ten percent.

During this very difficult period the total return in U.S. dollars from the OMEGA Fund was a negative 8.3% which compares with a U.S. dollar decline of 9.4% in the total return for the JSE Actuaries All Share Index. Total dividends from the Fund amounted to U.S.$ 4.54 per share.

The continued weakness of the rand against the U.S. dollar throughout calendar 1996 which saw a total decline of 22%, from R3.65 to R4.68 to the dollar, significantly undermined the returns to international investors and was clearly the major feature of the South African investment markets during 1996. However, as I noted in my previous report to shareholders, while a sharp depreciation of the rand is clearly uncomfortable in the short term, in the longer term dollar adjusted returns need not be adversely affected if share prices are sufficiently stimulated by the depreciation of the rand - as has been the case historically. It should be noted that the opening six weeks of 1997 has been a marked improvement in confidence, reflected in both a firmer trend in the All Share Index and the rand.

Our investment objective is to seek a long term total return in excess of the All Share Index and I remain confident that this will be achieved. Thank you for the confidence you have shown us by your investment in the OMEGA South Africa Fund.

M.J. LEVETT
CHAIRMAN

OMEGA
SOUTH AFRICA FUND

THE OMEGA SOUTH AFRICA FUND HAS A UNIQUE FUND STRUCTURE OFFERING INSTITUTIONAL INVESTORS INSTANT ACCESS TO THE SOUTH AFRICAN SHARE MARKET. WITH AN UNDERLYING PORTFOLIO OF APPROXIMATELY U.S.$900 MILLION AT DECEMBER 31, 1996, THE FUND COMBINES THE LIQUIDITY OF AN OPEN-END FUND WITH THE PORTFOLIO STABILITY AND REDUCED TRADING COSTS ASSOCIATED WITH A CLOSED-END FUND.

FUND OBJECTIVE

The OMEGA South Africa Fund (the "OMEGA Fund") is a Massachusetts business trust that seeks long term total return in excess of the Johannesburg Stock Exchange Actuaries All Share Index from investment in equity securities of South African issuers.

The Fund seeks to realize this objective through a policy of investing in those securities which the Adviser believes will show above average growth in the longer term. Less weight is accorded to short term and cyclical factors.

FUND ORGANIZATION

Rather than directly acquire and manage its own portfolio of securities the OMEGA Fund invests all of its investable assets in Old Mutual South Africa Equity Trust (the "Master Trust"), a Massachusetts trust that has the same investment objective as the OMEGA Fund.

The Master Trust was established with a fully invested portfolio of South African equities in November, 1995. Subscribers to the OMEGA Fund gain their exposure to the Master Trust at net asset value, avoiding the bid ask spread, South African stamp duty of 0.5%, and potential market impact costs on the underlying South African securities. Additionally, while the Fund does not hedge the rand exposure of the underlying portfolio, it does offer the benefits of dealing in U.S. dollars.

INVESTMENT ADVISER

Old Mutual Asset Managers (Bermuda) Limited (the "Adviser") is the investment adviser to the Master Trust. The Adviser is a wholly owned subsidiary of Old Mutual, the largest insurer in South Africa with over U.S.$42 billion of assets under management.

The Adviser receives a management fee of 0.60% per annum.

SUBSCRIPTION

Shares are priced daily and are offered on a continuous basis at net asset value, plus brokerage commission of up to 0.35%.

The size of the Master Trust, approximately U.S.$900 million at December 31, 1996, combined with the ability of investors in the OMEGA Fund to acquire substantial shareholdings at the next day's net asset value, enables investors in the OMEGA Fund to gain exposure to the South African equity market speedily and in volume - as well as cost effectively.

REDEMPTION

Redemptions from the OMEGA Fund may be requested on any business day in any size at the next day's net asset value subject to a redemption fee of 1.65%.

The liquidity for redemptions is provided by a portfolio of marketable international securities held by the Old Mutual Global Assets Fund (the "Global Fund"). Using realizations from the Global Fund rather than realizations of the Master Trust securities enables the Master Trust to avoid the cost of realizing the underlying South African securities to fund redemptions.

INVESTMENT PORTFOLIO

Under normal circumstances at least 95% of the Master Trust's total assets will be invested in listed South African equities.

At December 31, 1996 there were 68 shareholdings in the portfolio of which the top 10 comprised 48.4% by value. The historical price earnings ratio was
16.7 and the dividend yield was 2.3%; this compares with 14.7 and 2.5% for the benchmark JSE All Share Index.

In order to illustrate the stock specific weighting of the OMEGA Fund portfolio, the table below compares the weighting in the Fund and the JSE All Share Index of the Fund's top ten holdings as at December 31, 1996:

                              WEIGHT IN           WEIGHT IN
                                OMEGA             ALL SHARE
                                FUND                INDEX

Sasol                            6.2%                3.4%
Nedcor                           5.6%                1.4%
De Beers                         5.6%                5.2%
Anglo American                   5.5%                6.1%
Standard Bank                    5.4%                2.2%
Rembrandt                        4.8%                2.2%
SA Breweries                     4.1%                3.8%
Barlow                           3.9%                0.9%
Safren                           3.7%                0.6%
Anglovaal                        3.6%                0.9%

TOTAL                           48.4%               26.7%

THE SOUTH AFRICAN
ECONOMY

The South African economy entered the fourth year of its economic upswing and is on target to produce another year of 3% growth in GDP in 1996.

RB6006DGDP - TOTAL AT FACTOR COST (EXCL AGRICULTURE)
(CONST. 85 PRICES) (SAAR)
1990     0     -0.3437
         -0.5  -0.994
         -0.7   0.3768
          0    -0.0969
1991     -0.9  -1.2982
         -1    -1.0852
         -1    -1.4763
         -1.2  -1.8589
1992     -1.1  -0.9244
         -1.5  -0.9925
         -2.7  -1.0303
         -3.4  -0.7281
1993     -2.1  -0.2652
         -0.3   0.0978
          2.7   1.023
          5     1.5897
1994      3.5   1.3712
          2.8   1.7748
          2.2   2.0427
          2.5   2.818
1995      3.8   3.62
          3.8   4.3701
          3.4   4.287
          2.5   3.4829
1996      2.8   2.5618
          3.1   1.7903
          3.2   1.115

However, while the level of growth has been acceptable, its composition has become much less so. Since 1995 growth has been increasingly driven by spending rather than production. This has had the inevitable consequence of putting pressure on the country's balance of payments, which in turn has contributed to the decline in the rand and the need for South Africa to maintain high short term interest rates.

These current difficulties arise out of the international re-integration and domestic deregulation of the economy which are necessary steps if South Africa is to build a platform to support a higher long term growth potential. However, cheaper and more accessible imports and real income growth have contributed to a buoyant spending environment which is only now beginning to slow in response to the impact of very high real interest rates and the fall in the rand.

rb6007c Private consumption expenditure: Total (R millions)(Const) "Quarterly, year-on-year"
1990   1.3
       3.2
       3.9
       3
1991   2.7
       -0.1
       -2.2
       -2.1
1992   -2.1
       -2
       -1.4
       -0.2
1993   -0.9
       -1.1
        1.1
        2.1
1994    1.1
        4.4
        2.4
        4.1
1995    4.7
        4.9
        5.7
        3.8
1996    4.2
        3.8
        3.6

Production on the other hand is under pressure. Third quarter GDP rose 3.2% year on year, but much of this gain was due to enormous growth in the small agricultural sector (under 5% of GDP). Non agricultural GDP grew 1.1%. Manufacturing GDP, which is a quarter of total production, contracted by 0.8%.

Looking forward into 1997 we expect some of these trends to reverse as the economy slows to a forecast GDP growth of around 2.0%. Spending is expected to be more restrained on the back of slower private consumption as consumers' real incomes are squeezed and high real interest rates continue to bite. The next government budget, due in March, 1997, is likely to be tough with few, if any, benefits for individuals. Additionally, 1997 is unlikely to see a repeat of the excellent 1996 agricultural season.

Production will unavoidably feel the impact of slowing domestic demand in some sectors.

But other sectors will be underpinned by export demand, as the 1996 depreciation of the rand works through to higher export volumes and improved rand earnings. Strong G7 economies in 1997 would also support both the demand for and the prices of South Africa's commodity exports.

One of the economic successes of recent years has been the reduction of inflation from an annual rate of over 16% in 1991 to below 6% by early 1996.

CPI100 - INFLATION - CPI - ALL ITEMSCPI100 - INFLATION - CPI - ALL ITEMS
198601   1986    21%
198602           18%
198603           19%
198604           19%
198605           17%
198606           17%
198607           18%
198608           19%
198609           20%
198610           19%
198611           19%
198612           18%
198701   1987    16%
198702           16%
198703           17%
198704           16%
198705           17%
198706           17%
198707           16%
198708           16%
198709           16%
198710           16%
198711           15%
198712           15%
198801   1988    14%
198802           14%
198803           13%
198804           13%
198805           13%
198806           13%
198807           12%
198808           12%
198809           12%
198810           12%
198811           12%
198812           13%
198901   1989    13%
198902           14%
198903           14%
198904           14%
198905           15%
198906           16%
198907           16%
198908           16%
198909           15%
198910           15%
198911           15%
198912           15%
199001    1990   15%
199002           15%
199003           15%
199004           15%
199005           14%
199006           14%
199007           13%
199008           14%
199009           14%
199010           14%
199011           15%
199012           15%
199101   1991    14%
199102           15%
199103           14%
199104           15%
199105           15%
199106           15%
199107           16%
199108           16%
199109           15%
199110           17%
199111           16%
199112           16%
199201   1992    16%
199202           16%
199203           16%
199204           16%
199205           15%
199206           15%
199207           15%
199208           14%
199209           14%
199210           12%
199211           11%
199212           10%
199301   1993    10%
199302           9%
199303           10%
199304           11%
199305           11%
199306           10%
199307           10%
199308           9%
199309           9%
199310           9%
199311           9%
199312           10%
199401   1994    10%
199402           10%
199403           9%
199404           7%
199405           7%
199406           8%
199407           8%
199408           9%
199409           10%
199410           10%
199411           10%
199412           10%
199501   1995    10%
199502           10%
199503           10%
199504           11%
199505           11%
199506           10%
199507           9%
199508           8%
199509           6%
199510           6%
199511           6%
199512           7%
199601   1996    7%
199602           7%
199603           6%
199604           6%
199605           6%
199606           7%
199607           7%
199608           8%
199609           8%
199610           9%
199611           9%
199612


In recent months inflation has again begun to rise reflecting pressure from food prices and the fall in the rand. We expect inflation to remain at this higher level through 1997, averaging around 9% for the year compared with an expected 7.4% for 1996. However, we believe that the monetary authorities remain committed to containing inflation. With this and the key discipline of low world inflation in a competitive environment, South Africa's inflation could again be trending down by the end of 1997.

wlk215                   EXCHANGE RATES USA/SA (RAND PER DOLLAR)
199001    1990           2.551
199002                   2.558
199003                   2.577
199004                   2.571
199005                   2.564
199006                   2.545
199007                   2.564
199008                   2.551
199009                   2.591
199010                   2.597
199011                   2.611
199012                   2.639
199013                   2.66
199014                   2.667
199015                   2.653
199016                   2.66
199017                   2.667
199018                   2.667
199019                   2.639
199020                   2.646
199021                   2.667
199022                   2.674
199023                   2.674
199024                   2.667
199025                   2.674
199026                   2.667
199027                   2.653
199028                   2.639
199029                   2.632
199030                   2.625
199031                   2.604
199032                   2.604
199033                   2.577
199034                   2.558
199035                   2.571
199036                   2.571
199037                   2.577
199038                   2.584
199039                   2.577
199040                   2.571
199041                   2.532
199042                   2.532
199043                   2.551
199044                   2.551
199045                   2.545
199046                   2.538
199047                   2.519
199048                   2.525
199049                   2.519
199050                   2.519
199051                   2.584
199052                   2.577
199053                   2.564
199101    1991           2.551
199102                   2.591
199103                   2.577
199104                   2.558
199105                   2.551
199106                   2.532
199107                   2.545
199108                   2.551
199109                   2.584
199110                   2.611
199111                   2.646
199112                   2.695
199113                   2.747
199114                   2.71
199115                   2.725
199116                   2.77
199117                   2.801
199118                   2.801
199119                   2.801
199120                   2.801
199121                   2.809
199122                   2.817
199123                   2.857
199124                   2.89
199125                   2.899
199126                   2.899
199127                   2.924
199128                   2.915
199129                   2.865
199130                   2.882
199131                   2.89
199132                   2.865
199133                   2.899
199134                   2.89
199135                   2.89
199136                   2.874
199137                   2.849
199138                   2.841
199139                   2.841
199140                   2.817
199141                   2.841
199142                   2.849
199143                   2.857
199144                   2.841
199145                   2.817
199146                   2.801
199147                   2.793
199148                   2.817
199149                   2.793
199150                   2.786
199151                   2.778
199152                   2.747
199153                   2.755
199201    1992           2.762
199202                   2.786
199203                   2.825
199204                   2.817
199205                   2.825
199206                   2.793
199207                   2.825
199208                   2.857
199209                   2.874
199210                   2.89
199211                   2.907
199212                   2.907
199213                   2.907
199214                   2.89
199215                   2.882
199216                   2.899
199217                   2.89
199218                   2.89
199219                   2.874
199220                   2.857
199221                   2.849
199222                   2.841
199223                   2.841
199224                   2.83
199225                   2.817
199226                   2.801
199227                   2.762
199228                   2.786
199229                   2.755
199230                   2.77
199231                   2.77
199232                   2.786
199233                   2.778
199234                   2.778
199235                   2.755
199236                   2.745
199237                   2.795
199238                   2.842
199239                   2.85
199240                   2.832
199241                   2.872
199242                   2.872
199243                   2.922
199244                   2.965
199245                   2.992
199246                   2.985
199247                   2.99
199248                   3.028
199249                   3.004
199250                   3.02
199251                   3.006
199252                   3.017
199253                   3.055
199301    1993           3.094
199302                   3.082
199303                   3.082
199304                   3.072
199305                   3.127
199306                   3.126
199307                   3.12
199308                   3.142
199309                   3.17
199310                   3.192
199311                   3.187
199312                   3.195
199313                   3.175
199314                   3.202
199315                   3.192
199316                   3.168
199317                   3.165
199318                   3.16
199319                   3.182
199320                   3.186
199321                   3.185
199322                   3.195
199323                   3.197
199324                   3.237
199325                   3.31
199326                   3.34
199327                   3.34
199328                   3.367
199329                   3.362
199330                   3.382
199331                   3.377
199332                   3.38
199333                   3.38
199334                   3.367
199335                   3.387
199336                   3.41
199337                   3.42
199338                   3.438
199339                   3.457
199340                   3.462
199341                   3.36
199342                   3.372
199343                   3.367
199344                   3.372
199345                   3.372
199346                   3.377
199347                   3.375
199348                   3.377
199349                   3.372
199350                   3.385
199351                   3.39
199352                   3.407
199353                   3.407
199401    1994           3.407
199402                   3.412
199403                   3.417
199404                   3.43
199405                   3.43
199406                   3.45
199407                   3.46
199408                   3.56
199409                   3.477
199410                   3.43
199411                   3.455
199412                   3.445
199413                   3.485
199414                   3.557
199415                   3.62
199416                   3.61
199417                   3.508
199418                   3.615
199419                   3.65
199420                   3.685
199421                   3.67
199422                   3.642
199423                   3.625
199424                   3.65
199425                   3.61
199426                   3.67
199427                   3.682
199428                   3.677
199429                   3.696
199430                   3.71
199431                   3.64
199432                   3.597
199433                   3.58
199434                   3.59
199435                   3.595
199436                   3.575
199437                   3.565
199438                   3.545
199439                   3.583
199440                   3.583
199441                   3.583
199442                   3.535
199443                   3.515
199444                   3.52
199445                   3.535
199446                   3.543
199447                   3.547
199448                   3.575
199449                   3.57
199450                   3.571
199451                   3.567
199452                   3.545
199453                   3.55
199501    1995           3.555
199502                   3.526
199503                   3.534
199504                   3.542
199505                   3.558
199506                   3.558
199507                   3.548
199508                   3.625
199509                   3.595
199510                   3.66
199511                   3.58
199512                   3.613
199513                   3.605
199514                   3.6
199515                   3.613
199516                   3.623
199517                   3.625
199518                   3.64
199519                   3.658
199520                   3.673
199521                   3.685
199522                   3.69
199523                   3.69
199524                   3.67
199525                   3.65
199526                   3.645
199527                   3.643
199528                   3.65
199529                   3.65
199530                   3.63
199531                   3.63
199532                   3.63
199533                   3.66
199534                   3.67
199535                   3.67
199536                   3.67
199537                   3.68
199538                   3.65
199539                   3.65
199540                   3.67
199541                   3.66
199542                   3.65
199543                   3.64
199544                   3.63
199545                   3.62
199546                   3.63
199547                   3.64
199548                   3.65
199549                   3.67
199550                   3.65
199551                   3.65
199552                   3.65
199553                   3.63
199601     1996          3.61
199602                   3.62
199603                   3.65
199604                   3.65
199605                   3.65
199606                   3.65
199607                   3.71
199608                   3.91
199609                   3.9
199610                   3.94
199611                   3.935
199612                   3.925
199613                   4.015
199614                   4.095
199615                   4.165
199616                   4.24
199617                   4.45
199618                   4.37
199619                   4.475
199620                   4.375
199621                   4.385
199622                   4.385
199623                   4.36
199624                   4.335
199625                   4.37
199626                   4.335
199627                   4.34
199628                   4.363
199629                   4.388
199630                   4.458
199631                   4.503
199632                   4.525
199633                   4.558
199634                   4.553
199635                   4.518
199636                   4.518
199637                   4.513
199638                   4.498
199639                   4.543
199640                   4.535
199641                   4.555
199642                   4.558
199643                   4.588
199644                   4.683
199645                   4.703
199646                   4.683
199647                   4.608
199648                   4.595
199649                   4.673
199650                   4.753
199651                   4.693
199652                   4.695
199653                   4.701
199701    1997           4.708
199702                   4.673


The profound weakness of the rand through 1996 was the consequence of many different factors, but key among them were a more negative sentiment towards South Africa by foreign investors and continued strong demand for imports as domestic spending remained robust.

RB5380K Ratio of balance on current account to gross domestic product at current prices (percentage) (Pe
199001    1990           3%
199002                   1%
199003                   1%
199004                   3%
199101    1991           1%
199102                   1%
199103                   2%
199104                   4%
199201    1992           3%
199202                   2%
199203                   1%
199204                   1%
199301   1993            1%
199302                   3%
199303                   2%
199304                   1%
199401   1994            1%
199402                   1%
199403                  -1%
199404                  -1%
199501   1995           -3%
199502                  -3%
199503                  -1%
199504                  -2%
199601   1996           -2%
199602                  -3%
199603                  -2%
199604
1997


We expect slower spending growth and the weaker rand to be a brake on import demand in 1997. This, combined with better exports, could dramatically improve the current account deficit from its present level of around 2% of GDP.

A smaller current account deficit would ease the pressure on South Africa's weak foreign exchange reserves position. Together with further real progress in establishing fiscal discipline, a tough monetary policy, and progress on privatization, this should create an environment more attractive to foreign capital which will add further support to the reserves and consequently to the rand.

THE SOUTH AFRICAN INVESTMENT MARKET

The unexpectedly sharp depreciation of the rand in the first half of 1996 resulted in a sharp rise in yields of all interest bearing securities along the yield curve. Interest rates on long term government bonds rose from a low of 13.5% in February, before the currency collapse, to a high of 16.5% by May and thereafter stabilized for the balance of year in the 15.7% to 16.2% range. For calendar 1996 the All Bond Index returned 6.6% in rand terms and a negative 17.7% in U.S. dollar terms. Looking forward, the expected economic slowdown should provide room for interest rates to decline during 1997 and with real yields currently in excess of 6.0% we believe the bond market starts the year well placed to enjoy good returns in 1997.

The JSE's strong finish to 1995 continued into January 1996 but thereafter the weakness of the rand undermined both local and international investor sentiment. For the year, the JSE All Share Index provided a total return of 9.4% in rand terms but a loss of 14.8% in U.S. dollar terms. This compared poorly with most emerging and developed markets.

The sectoral spread of JSE returns was fairly diverse with the Mining Producers Index the best performer on the back of a strong gold board during the first half of the year, even though gold shares retraced most of their gains before year end.

IFC Investable
Country                Return
Venezuela              52.00%    125.40
Hungary                52.00%    102.70
Zimbabwe               52.00%     78.50
Turkey                 49.00%     49.00
Taiwan                 37.30%     37.30
Brazil                 34.30%     34.30
Portugal               30.50%     30.50
Malaysia               25.80%     25.80
Argentina              22.20%     22.20
Mexico                 18.50%     18.50
Indonesia              18.10%     18.10
Philippines            14.30%     14.30
Colombia                9.20%      9.20
Greece                  6.50%      6.50
Jordan                  3.20%      3.20
India                  -0.70%     -0.70
Sri Lanka              -7.40%     -7.40
Chile                 -14.30%    -14.30
South Africa          -17.10%    -17.10
Pakistan              -17.50%    -17.50
Korea                 -37.60%    -37.60
Thailand              -39.80%    -39.80

The Mining Producers and the Mining Finance indices returned 22% and 20% respectively to local investors, but showed losses in dollar terms of 5% and 7% respectively. Industrial shares suffered the most in 1996, returning just 1% in rand terms and losing 21% in dollar terms, although within the sector there were large differences in performance.

During 1996 the South African share market was under pressure from high and rising short term interest rates, a weak currency, and a decline in political confidence. Perhaps unsurprisingly, the de-rating of the All Share Index which commenced in 1994 (when the historic price earnings ratio peaked above
19) continued, closing 1996 at a p/e of 14.7 compared with the p/e of 16.7 at the start of the year.

ALSI                    EPS               PE
                        GROWTH            RATIO

Jan-86                  22.6%             10.5
                        23.4%             10.4
                        24.1%             10.2
                        24.6%   19.1%      9.4
                        24.6%   19.1%      9.7
                        24.3%   19.1%     10.0
                        23.7%   19.1%     10.6
                        22.8%   19.1%     11.8
                        21.8%   19.1%     12.0
                        20.9%   19.1%     11.8
                        20.0%             12.0
                        19.1%             11.9
Jan-87                  18.0%             12.8
                        16.7%             12.3
                        15.4%             12.7
                        14.2%   12.1%     13.5
                        13.3%   12.1%     13.3
                        12.7%   12.1%     13.0
                        12.3%   12.1%     14.5
                        11.9%   12.1%     14.7
                        11.6%   12.1%     14.5
                        11.4%   12.1%     11.2
                        11.5%             10.3
                        12.1%              9.6
Jan-88                  13.1%              8.4
                        14.3%              8.0
                        15.6%              8.8
                        17.0%   29.6%      8.4
                        18.5%   29.6%      8.5
                        20.2%   29.6%      8.7
                        22.0%   29.6%      9.0
                        23.8%   29.6%      8.1
                        25.7%   29.6%      8.7
                        27.4%   29.6%      9.1
                        28.7%              8.9
                        29.6%              8.8
Jan-89                  30.2%              9.5
                        30.3%              9.8
                        30.3%             10.4
                        30.0%   17.0%     10.5
                        29.4%   17.0%      9.5
                        28.6%   17.0%     10.1
                        27.5%   17.0%     10.2
                        26.3%   17.0%     10.0
                        24.7%   17.0%      9.9
                        22.6%   17.0%      9.8
                        20.0%              9.9
                        17.0%             10.3
Jan-90                  13.8%             11.0
                        10.6%             10.4
                         7.7%             10.9
                         5.3%  -10.3%     10.0
                         3.2%  -10.3%     10.5
                         1.1%  -10.3%     10.0
                        -1.2%  -10.3%     10.4
                        -3.7%  -10.3%     10.0
                        -6.2%  -10.3%      9.2
                        -8.3%  -10.3%      9.0
                        -9.7%              8.9
                       -10.3%              9.3
Jan-91                 -10.3%              8.8
                        -9.7%              9.7
                        -9.0%             10.3
                        -8.2%   -1.6%     11.1
                        -7.4%   -1.6%     11.4
                        -6.5%   -1.6%     12.0
                        -5.6%   -1.6%     12.8
                        -4.5%   -1.6%     12.3
                        -3.3%   -1.6%     12.0
                        -2.3%   -1.6%     13.2
                        -1.7%             13.0
                        -1.6%             12.5
Jan-92                  -1.9%             13.2
                        -2.7%             13.2
                        -3.6%             13.2
                        -4.5%   -4.7%     12.8
                        -5.2%   -4.7%     13.9
                        -5.8%   -4.7%     13.5
                        -6.0%   -4.7%     12.7
                        -6.2%   -4.7%     12.0
                        -6.3%   -4.7%     12.3
                        -6.2%   -4.7%     11.6
                        -5.7%             12.3
                        -4.7%             12.7
Jan-93                  -3.2%             13.3
                        -1.2%             13.3
                         0.7%             14.1
                         2.4%   11.8%1    4.7
                         3.7%   11.8%    15.6
                         4.6%   11.8%    15.9
                         5.5%   11.8%    16.4
                         6.7%   11.8%    15.4
                         8.1%   11.8%    14.3
                         9.6%   11.8%    14.5
                        11.0%            15.4
                        11.8%            18.2
Jan-94                  12.2%            17.9
                        12.5%            17.5
                        12.8%            18.2
                        13.3%   16.0%    19.2
                        13.9%   16.0%    19.2
                        14.5%   16.0%    18.9
                        15.1%   16.0%    19.6
                        15.4%   16.0%    19.6
                        15.5%   16.0%    19.2
                        15.5%   16.0%    19.2
                        15.6%            18.5
                        16.0%            18.9
Jan-95                  16.5%            16.4
                        17.1%            16.1
                        17.7%            16.7
                        18.3%   22.4%    17.2
                        19.2%   22.4%    16.7
                        20.3%   22.4%    16.4
                        21.2%   22.4%    16.4
                        22.0%   22.4%    15.9
                        22.6%   22.4%    15.9
                        22.7%   22.4%    16.4
                        22.5%            16.4
                        22.4%            16.7
Jan-96                  22.6%            18.5
                        23.0%            17.5
                        23.6%            16.9
                        23.9%   24.2%    17.9
                        23.8%   24.2%    17.2
                        23.1%   24.2%    16.9
                        22.8%   24.2%    16.1
                        22.7%   24.2%    15.6
                        22.7%   24.2%    15.9
                        23.4%   24.2%    15.9
                        24.0%            14.7
                        24.2%            14.7


This de-rating occurred despite robust earnings per share growth of 22% for 1996. Old Mutual is expecting earnings growth of more than 30% for the period to June 30, 1998, which is in line with consensus earnings forecasts.

COMPARATIVE EARNINGS FORECASTS
18M"          Forward earnings growth for 18 months to June 30, 1998"
DEVELOPED               GRTH
SWITZERLAND              50%
FRANCE                   42%
CANADA                   37%
SOUTH AFRICA             31%
GERMANY                  27%
UNITED STATES            26%
ITALY                    26%
SWEDEN                   24%
BELGIUM                  22%
SPAIN                    22%
JAPAN                    22%
HONG KONG                21%
AUSTRALIA                21%
SINGAPORE                19%
NETHERLANDS              17%
UNITED KINGDOM           15%

18M
EMERGING                GRTH
TURKEY                  151%
BRAZIL                   58%
KOREA                    51%
PHILIPPINES              46%
PORTUGAL                 38%
ARGENTINA                35%
POLAND                   34%
INDONESIA                33%
SOUTH AFRICA             31%
GREECE                   30%
MALAYSIA                 27%
THAILAND                 26%
CHINA                    22%
MEXICO                   17%
CHILE                    16%
TAIWAN                   16%



This Earnings Forecast chart would place the Index on a forward multiple to June, 1998 of approximately 10.4, which compares favorably with consensus forward ratings for other markets, both developed and emerging.

COMPARATIVE MARKET RATINGS
18M"          Forward PE Multiple (18 months forward to June 30, 1998)"
DEVELOPED           PE
JAPAN               28
SINGAPORE           18
GERMANY             16
FRANCE              16
UNITED STATES       15
NETHERLANDS         14
SWITZERLAND         14
ITALY               14
AUSTRALIA           13
CANADA              13
SWEDEN              13
UNITED KINGDOM      13
SPAIN               12
BELGIUM             12
HONG KONG           12
SOUTH AFRICA        10

18M
EMERGING            PE
TAIWAN              20
MALAYSIA            17
INDONESIA           14
PHILIPPINES         13
PORTUGAL            13
ARGENTINA           12
THAILAND            11
CHILE               11
CHINA               11
SOUTH AFRICA        10
GREECE               9
BRAZIL               8
MEXICO               8
KOREA                7
POLAND               7
TURKEY               2

Source: IBES

Looking to 1998 and beyond we are expecting that a pick up in economic growth will continue to the end of the decade, and if this develops, it should support earnings growth in double figures throughout this period.

The major uncertainty on the longer term horizon remains how exchange control relaxation will continue to unfold and what impact this will have on the level of the rand and on the investment allocations of local South African investors. While the initial assessment is likely to be that these events will be negative, it may be that the rand is already appropriately discounted and that the investment inflow from foreign investors who are currently underweight South Africa will match the outflow from local investors. Hopefully this is an uncertainty which the South African government will take steps to resolve sooner rather than later.

OLD MUTUAL ASSET MANAGERS (BERMUDA) LTD.

FEBRUARY 14, 1997

OMEGA SOUTH AFRICA FUND
INVESTMENT SUMMARY AS AT DECEMBER 31, 1996
-------------------------------------------------------------------------------


Historical Information**                       Total Return (%)
                             -----------------------------------------------------
                                 Net Asset Value(1)              Index(2)(3)
                             --------------------------     ----------------------
                                                Average                    Average
                             Cumulative         Annual      Cumulative     Annual
                             --------------------------     ----------------------
   Fiscal Year to Date         (8.32)%           N/A           (9.36)%       N/A
   One Year                   (15.69)%         (15.69)%       (14.80)%     (14.80)%
   Since Inception*           (12.10)%         (10.59)%       (11.86)%     (10.38)%


Comparative Returns(2)(4)
-------------------------------------------------------------------------------

                               OMEGA            JSE ALSI
     11/10/95                  100.00           100.00
     11/30/95                   99.18            98.54
     12/31/95                  104.26           103.46
     1/31/96                   113.03           114.19
     2/29/96                   103.61           105.55
     3/31/96                   101.68           103.20
     4/30/96                    95.74            98.51
     5/31/96                    93.90            95.46
     6/30/96                    95.88            97.25
     7/31/96                    88.00            89.95
     8/31/96                    89.33            91.65
     9/30/96                    91.86            93.40
     10/31/96                   90.38            91.50
     11/30/96                   90.92            90.20
     12/31/96                   87.90            88.14


                                 Six Months Ended December 31, 1996**      Period Ended June 30, 1996*
Net Asset Value Per Share                       $83.09                                $95.61
Income Dividends                                  3.24                                  0.29
Capital Gains Distributions                       1.30                                   -
Fund Total Return(1)                             (8.32)%                               (4.12)%
Index Total Return(2)(3)**                       (9.36)%                               (2.75)%


-------------

(1) Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of OMEGA South Africa Fund during the period, and assumes dividends and capital gain distributions, if any, were reinvested at the net asset value on the ex-dividend date. Periods less than one year are not annualized.
(2) Assumes dividends and capital gain distributions, if any, were reinvested.
(3) The benchmark for investment performance is the JSE All Share Index.
(4) OMEGA South Africa Fund net asset value and JSE All Share Index rebased to November 10, 1995 = 100, the launch date of the Fund.
* The Fund commenced operations on November 10, 1995.
**Unaudited.

                         OMEGA SOUTH AFRICA FUND
                  STATEMENT OF ASSETS AND LIABILITIES

                     DECEMBER 31, 1996 (UNAUDITED)
-------------------------------------------------------------------------------

ASSETS
  Investment in Trust, at value (Note B)                     $   4,955,779
  Receivable from investment adviser (Note C)                        9,640
                                                             -------------
     TOTAL ASSETS                                                4,965,419

LIABILITIES
  Payable for Fund expenses                                         13,421
  Dividends payable                                                157,084
                                                             -------------
     TOTAL LIABILITIES                                             170,505
                                                             -------------
NET ASSETS                                                   $   4,794,914
                                                             -------------
                                                             -------------

NET ASSETS consist of:
  Paid in capital                                            $   7,830,338
  Distributions in excess of net investment income                 (79,422)
  Accumulated net realized gain on investment                       64,745
  Net unrealized depreciation of investment                     (3,020,747)
                                                             -------------
NET ASSETS                                                   $   4,794,914
                                                             -------------
                                                             -------------
SHARES OUTSTANDING                                                  57,706
                                                                 ---------
                                                                 ---------
NET ASSET VALUE PER SHARE                                        $   83.09
                                                                 ---------
                                                                 ---------
MAXIMUM OFFERING PRICE PER SHARE                                 $   83.38
                                                                 ---------
                                                                 ---------

See Notes to Financial Statements.

                            OMEGA SOUTH AFRICA FUND
                            STATEMENT OF OPERATIONS

                SIX MONTHS ENDED DECEMBER 31, 1996 (UNAUDITED)
-------------------------------------------------------------------------------

INVESTMENT INCOME
   Investment income allocated from Trust                    $     131,273
   Expenses allocated from Trust                                   (38,205)
                                                             -------------
   Net investment income from Trust                                 93,068
                                                             -------------
EXPENSES
   Administrative fee (Note C)                                      20,165
   Trustees' fees and expenses (Note C)                             12,602
   Auditing fees                                                    10,838
   Shareholder servicing agent fee                                  10,057
   Printing expense                                                  6,302
   12b-1 fees (Note C)                                               2,470
   Miscellaneous expenses                                              378
                                                             -------------
     Total expenses                                                 62,812
   Deduct: Expenses reimbursed by investment adviser (Note C)      (51,617)
                                                             -------------
     NET EXPENSES                                                   11,195
                                                             -------------
     NET INVESTMENT INCOME                                          81,873
                                                             -------------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net realized gain (loss) allocated from Trust on:
     Investments                                                    77,613
     Foreign currency transactions                                 (12,802)
                                                             -------------
   Net realized gain allocated from Trust                           64,811
   Net change in unrealized depreciation of investments
    allocated from Trust                                        (1,153,495)
                                                             -------------
   NET REALIZED AND UNREALIZED LOSS ALLOCATED FROM TRUST        (1,088,684)
                                                             -------------
   NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS      $  (1,006,811)
                                                             -------------
                                                             -------------

See Notes to Financial Statements.

                            OMEGA SOUTH AFRICA FUND
                       STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

                                                                                    PERIOD FROM
                                               SIX MONTHS ENDED                  NOVEMBER 10, 1995
                                               DECEMBER 31, 1996            (COMMENCEMENT OF OPERATIONS)
                                                  (UNAUDITED)                    TO JUNE 30, 1996
                                                  ------------                     ------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:

   Net investment income                          $     81,873                     $     86,561
   Net realized gain allocated from Trust               64,811                           63,467
   Net change in unrealized depreciation
    of investments allocated from Trust             (1,153,495)                      (1,867,252)
                                                  ------------                     ------------
     NET DECREASE IN NET ASSETS RESULTING
      FROM OPERATIONS                               (1,006,811)                      (1,717,224)
                                                  ------------                     ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                              (225,561)                         (12,000)
   Realized capital gains                              (73,828)                               -
                                                  ------------                     ------------
     TOTAL DISTRIBUTIONS                              (299,389)                         (12,000)
                                                  ------------                     ------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST:
   Proceeds from shares sold
    (net of placement fee of $0 and $250,
    respectively)                                            -                       14,002,451
   Payments for shares redeemed                     (6,249,747)                               -
   Distributions reinvested                             77,634                                -
                                                  ------------                     ------------
     NET INCREASE (DECREASE) FROM FUND
      SHARE TRANSACTIONS                            (6,172,113)                      14,002,451
                                                  ------------                     ------------
   NET INCREASE (DECREASE) IN NET ASSETS            (7,478,313)                      12,273,227

NET ASSETS
   Beginning of period                              12,273,227                                -
                                                  ------------                     ------------
   End of period                                  $  4,794,914                     $ 12,273,227
                                                  ------------                     ------------
                                                  ------------                     ------------
NUMBER OF SHARES OF BENEFICIAL INTEREST
   Sold                                                      -                          128,373
   Redeemed                                            (71,602)                               -
   Distributions reinvested                                935                                -
                                                       -------                          -------
     NET INCREASE (DECREASE) IN SHARES OUTSTANDING     (70,667)                         128,373
                                                       -------                          -------
                                                       -------                          -------


See Notes to Financial Statements.

                            OMEGA SOUTH AFRICA FUND
                             FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements. The per share amounts and ratios which are shown reflect income and expenses including OMEGA South Africa Fund's proportionate share of the Trust's income and expenses. It should be read in conjunction with the Trust's Financial Statements and Notes thereto.


                                                SIX MONTHS ENDED
                                                DECEMBER 31, 1996                  PERIOD ENDED
                                                  (UNAUDITED)                     JUNE 30, 1996(1)
                                                  ------------                     ------------

PER SHARE DATA:

Net Asset Value, Beginning of Period                $   95.61                        $   100.00
Income From Investment Operations
   Net Investment Income                                 1.36                              0.88
   Net Realized and Unrealized Gains and
    Losses on Investment and Foreign Currency           (9.34)                            (4.98)
                                                  ------------                     ------------
     Total From Investment Operations                   (7.98)                            (4.10)
                                                  ------------                     ------------
Less Distributions From:
   Net Investment Income                                (3.24)                            (0.29)
   Realized Capital Gains                               (1.30)                                -
                                                  ------------                     ------------
     Total From Distributions                           (4.54)                            (0.29)
                                                  ------------                     ------------
Net Asset Value, End of Period                      $   83.09                         $   95.61
                                                  ------------                     ------------
                                                  ------------                     ------------
TOTAL RETURN                                            (8.32)%(4)                        (4.12)%(4)
                                                  ------------                     ------------
                                                  ------------                     ------------
RATIOS/SUPPLEMENTAL DATA:

   Ratio of Expenses to Average Net Assets               1.00%(2)(3)                       1.00%(2)(3)
                                                  ------------                     ------------
                                                  ------------                     ------------
   Ratio of Net Investment Income to
     Average Net Assets                                  1.65%(2)(3)                       1.46%(2)(3)
                                                  ------------                     ------------
                                                  ------------                     ------------
   Net Assets, End of Period (in thousands)         $   4,795                        $   12,273
                                                  ------------                     ------------
                                                  ------------                     ------------


NOTES:
(1) For the period November 10, 1995 (commencement of operations) to June 30, 1996.

(2)   Annualized

(3) After reduction of expenses by the Adviser as described in Note C of Notes to Financial Statements. Had the Adviser not undertaken such action, the annualized ratios of expenses and net investment income to average daily net assets would have been as follows: for the six months ended December 31, 1996, 2.05% and 0.61%, respectively; and for the period from November 10, 1995 (Commencement of Operations) to June 30, 1996, 2.42% and 0.03%, respectively.

(4) Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of OMEGA South Africa Fund during the period, and assumes dividends and capital gain distributions, if any, were reinvested. Periods less than one year are not annualized.

See Notes to Financial Statements.

                             OMEGA SOUTH AFRICA FUND
                          NOTES TO FINANCIAL STATEMENTS

                          DECEMBER 31, 1996 (UNAUDITED)

NOTE A -- ORGANIZATION

Old Mutual Equity Growth Assets South Africa Equity Fund ("OMEGA South Africa Fund") is a trust organized under the laws of the Commonwealth of Massachusetts pursuant to a Declaration of Trust dated as of September 1, 1995. The OMEGA South Africa Fund is registered as a non-diversified open-end management investment company under the
Investment Company Act of 1940, as amended (the "Act").   OMEGA South
Africa Fund offers shares of beneficial interest to United States
investors.   The OMEGA South Africa Fund seeks to achieve its
investment objective by investing all of its net investable assets in Old Mutual South Africa Equity Trust (the "Trust"), a non-diversified open-end management investment company having the same investment objective and policies as the OMEGA South Africa Fund. The performance of the OMEGA South Africa Fund is directly affected by the performance of the Trust. The financial statements of the Trust, including the schedule of investments, are included elsewhere in this report and should be read in conjunction with the OMEGA South Africa Fund's financial statements.

The maximum sales load imposed on purchases of OMEGA South Africa Fund Shares (as a percentage of offering price) is 0.35%. A maximum redemption fee of 1.65% on redemption proceeds is charged by OMEGA South Africa Fund.


NOTE B -- SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements are prepared in accordance with generally accepted accounting principles. The following is a summary of significant accounting policies followed by OMEGA South Africa Fund in the preparation of its financial statements.

TRUST VALUATION: The value of OMEGA South Africa Fund's investment in the Trust reflects OMEGA South Africa Fund's proportionate interest in the net assets of the Trust (0.55% at December 31, 1996).

INVESTMENT VALUATION: Investments in the Trust are valued by the Trust as indicated in Note B of the Trust's financial statements.

FEDERAL INCOME TAXES: OMEGA South Africa Fund intends to qualify each year and elect to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, OMEGA South Africa Fund will not be subject to federal income taxes to the extent that, among other things, they distribute substantially all of their taxable income, including realized capital gains, for the fiscal year. In addition, by distributing during each calendar year substantially all of their net investment income, capital gains and certain other amounts, if any, OMEGA South Africa Fund will not be subject to a federal excise tax.

ALLOCATIONS: All net investment income and realized and unrealized capital gains and losses of the Trust are allocated pro rata among the OMEGA South Africa Fund and other investors in the Trust on a daily basis.

                             OMEGA SOUTH AFRICA FUND
                          NOTES TO FINANCIAL STATEMENTS

                          DECEMBER 31, 1996 (UNAUDITED)
                                  -CONTINUED-


DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:  OMEGA South Africa
Fund declares and distributes dividends from net investment income, if any, semi-annually on or about the last day of December and June. OMEGA South Africa Fund's realized capital gains, if any, will be distributed at least annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, the "mark to market" of certain passive foreign investment companies and differences in the timing of recognition of certain capital losses for financial reporting and tax purposes. Income dividends and capital gain distributions to shareholders are recorded on the ex-dividend date.

USE OF ESTIMATES: The preparation of financial statements in conformity with United States generally accepted accounting principles requires management to make estimates and assumptions in determining the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual amounts could differ from these estimates.


NOTE C -- ADMINISTRATION AND DISTRIBUTION FEES AND OTHER
TRANSACTIONS WITH AFFILIATES

Old Mutual Asset Managers (Bermuda) Limited (the "Adviser"), a wholly-owned subsidiary of South African Mutual Life Assurance Society ("Old Mutual") will reduce or rebate a portion of its advisory fee charged to the Trust as necessary so that ordinary operating expenses of OMEGA South Africa Fund, including the advisory fee allocated from the Trust, will not exceed 1.00%, per annum of OMEGA South Africa Fund's average daily net assets. This limitation does not apply to extraordinary expenses.

State Street Bank and Trust Company will either directly or through an affiliated entity provide certain administrative and accounting services to OMEGA South Africa Fund pursuant to an Administration Agreement dated as of October 23, 1995. Under the Administration Agreement, OMEGA South Africa Fund pays compensation to State Street at the annual rate of $40,000.

OMEGA South Africa Fund has adopted a Shareholder Servicing and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. OMEGA South Africa Fund will reimburse the Adviser for distribution costs at an annual rate not to exceed 0.05% of the average daily net assets of OMEGA South Africa Fund.

Trustees receive an annual fee of $5,000. OMEGA South Africa Fund pays no compensation to their Trustees who are directors or employees of Old Mutual or any wholly-owned subsidiaries of Old Mutual.


NOTE D -- INVESTMENT TRANSACTIONS

Contributions and withdrawals in OMEGA South Africa Fund's investment in the Trust for the period from July 1, 1996 to December 31, 1996 amounted to $55,186 and $6,417,621, respectively.

                       OLD MUTUAL SOUTH AFRICA EQUITY TRUST
                                  ("THE TRUST")
                               FINANCIAL STATEMENTS
                          DECEMBER 31, 1996 (UNAUDITED)

                       OLD MUTUAL SOUTH AFRICA EQUITY TRUST
                             SCHEDULE OF INVESTMENTS
                           DECEMBER 31, 1996 (UNAUDITED)


-------------------------------------------------------------------------------
    NUMBER                                                           MARKET
   OF SHARES                                                          VALUE
-------------------------------------------------------------------------------

COMMON STOCKS--96.6%
BANKS & FINANCIAL SERVICES--14.6%
     731,182   Amalgamated Banks of SA Ltd                    $   3,750,052
   1,005,000   Coronation Holdings *                             11,758,468
     240,000   First National Bank Holdings Ltd                   1,174,484
   1,236,025   Genbel Securities Ltd                             12,229,503
     300,000   Investec Holdings Ltd                              6,475,051
   3,577,544   Nedcor Ltd                                        48,928,906
   1,200,000   Standard Bank Investment Corp. Ltd                47,184,528
                                                                -----------
                                                                131,500,992
                                                                -----------

BEVERAGES, HOTELS & LEISURE--5.5%
     124,700   Amalgamated Beverage Industries Ltd                  479,667
   1,221,211   Johnnies Industrial Corporation Ltd               13,309,490
   1,422,496   The South African Breweries Ltd                   36,022,177
                                                                -----------
                                                                 49,811,334
                                                                -----------

BUILDING, CONSTRUCTION, ALLIED--4.3%
     180,000   Anglo Alpha Ltd                                    2,942,622
   3,800,000   Barlow Ltd                                        33,781,387
   1,200,000   Group Five Holdings                                1,641,201
                                                                -----------
                                                                 38,365,210
                                                                -----------

CHEMICALS, OILS & PLASTICS--8.0%
     880,000   AECI Ltd                                           4,889,411
   1,452,300   Engen Ltd                                          7,789,877
   4,580,038   Sasol Ltd                                         54,320,357
   3,044,394   Sentrachem Ltd                                     5,438,858
                                                                -----------
                                                                 72,438,503
                                                                -----------

COAL--2.5%
     173,321   Anglo American Coal Corp Ltd                      13,148,617
   1,312,000   Ingwe Coal Corporation Ltd                         9,392,457
                                                                -----------
                                                                 22,541,074
                                                                -----------

DIAMONDS--5.4%
   1,700,000   De Beers Consolidated Mines Ltd                   48,680,415
                                                                -----------

ELECTRONICS & ELECTRICAL--2.5%
   2,320,000   Allied Electronics Corporation Ltd             $   2,553,264
   2,500,000   Grintek Ltd                                        2,457,528
   4,173,746   Reunert Ltd                                       13,824,781
     598,500   Siltek Ltd                                         3,868,923
                                                                -----------
                                                                 22,704,496
                                                                -----------

ENGINEERING--1.8%
   3,466,260   African Oxygen Ltd                                11,851,728
   1,000,000   Hudaco Industries Ltd                              4,006,838
                                                                -----------
                                                                 15,858,566
                                                                -----------

FOOD--1.4%
     360,000   CG Smith Foods Ltd                                 5,846,778
   4,852,100   Irvin & Johnson Ltd                                4,251,226
     171,800   Tiger Oats Ltd                                     2,368,009
                                                                -----------
                                                                 12,466,013
                                                                -----------

FURNITURE & HOUSEHOLD--0.8%
   1,512,142   JD Group Ltd                                       7,109,119
                                                                -----------

GOLD--1.5%
     720,000   Driefontein Consolidated Ltd                       7,577,733
     111,000   Southvaal Holdings Ltd                             3,237,846
      44,000   Vaal Reefs Exploration and Mining Co Ltd           2,820,814
                                                                -----------
                                                                 13,636,393
                                                                -----------

INDUSTRIAL HOLDING--16.9%
   4,835,000   Anglovaal Industries Ltd                          21,852,815
     265,925   Anglovaal Industries Ltd (Rights
                Expiration 1/17/1997)                                20,458
   1,650,000   Bidvest Group Ltd                                  8,391,922
   6,000,000   CG Smith Ltd                                      29,298,002
   1,100,000   Imperial Holdings Ltd                             10,460,519
     567,280   Malbak Ltd                                         2,491,207
   2,582,600   Murray & Roberts Holdings Ltd                      5,794,914
   4,700,000   Rembrandt Group Ltd                               41,932,899
  14,200,000   Safmarine & Rennies Holdings Ltd                  31,862,379
                                                                -----------
                                                                152,105,115
                                                                -----------

See Notes to Financial Statements.

                       OLD MUTUAL SOUTH AFRICA EQUITY TRUST
                             SCHEDULE OF INVESTMENTS
                           DECEMBER 31, 1996 (UNAUDITED)
                                   -CONTINUED-

-------------------------------------------------------------------------------
    NUMBER                                                           MARKET
   OF SHARES                                                          VALUE
-------------------------------------------------------------------------------

COMMON STOCKS--Continued
INSURANCE--1.6%
     286,295   Liberty Life Association of Africa Ltd         $   7,173,435
   1,500,000   Mutual & Federal Insurance Co Ltd                  7,372,582
                                                                -----------
                                                                 14,546,017
                                                                -----------

MANGANESE--0.6%
     490,000   Samancor Ltd                                       5,759,162
                                                                -----------

MINING HOLDING--0.9%
      44,000   Associated Ore & Metal Corp Ltd                    2,820,814
   1,300,000   Avmin Limited                                      4,861,631
                                                                -----------
                                                                  7,682,445
                                                                -----------

MINING HOUSES--16.0%
   1,676,520   Angelo American Platinum Corporation Ltd           9,941,966
     870,000   Anglo American Corporation of SA Ltd              47,873,705
   1,057,200   Anglovaal Ltd                                     31,177,177
   8,400,000   Gencor Ltd                                        30,516,081
     880,000   Gold Fields of SA Ltd                             24,259,002
   1,600,000   Rand Mines Ltd                                       229,084
                                                                -----------
                                                                143,997,015
                                                                -----------

PAPER & PACKAGING--1.4%
     870,000   Nampak Ltd                                         3,458,062
   1,046,386   Sappi Ltd                                          9,391,647
                                                                -----------
                                                                 12,849,709
                                                                -----------

PLATINUM--2.3%
     330,000   Impala Platinum Holdings Ltd                       3,296,826
     883,706   Potgietersrust Platinums Ltd                       4,343,464
     970,932   Rustenburg Platinum Holdings Ltd                  13,279,121
                                                                -----------
                                                                 20,919,411
                                                                -----------

PRINTING & PUBLISHING--1.4%
     497,000   Independent Newspapers Holdings Ltd            $   2,124,159
     500,000   Nasionale Pers Bpk                                 4,621,220
     400,000   Omni Media Corp Ltd                                5,449,300
                                                                -----------
                                                                 12,194,679
                                                                -----------

STEEL & ALLIED--1.5%
  18,708,103   Iscor Ltd                                         13,352,936
                                                                -----------

STORES--3.8%
   2,250,385   Foschini Ltd *                                     7,502,085
   1,350,000   Metro Cash & Carry Ltd                             4,471,631
   3,701,034   Speciality Stores 'N' Ltd                          2,689,073
     335,252   Speciality Stores Ltd                                254,331
   5,114,328   Wooltru Ltd                                       19,563,302
                                                                -----------
                                                                 34,480,422
                                                                -----------

TRANSPORTATION--1.9%
   3,370,421   Trencor Ltd                                       16,925,931
                                                                -----------
Total Common Stocks
   (Cost $1,008,335,890)                                        869,924,957
                                                                -----------


-------------------------------------------------------------------------------
   MATURITY                                                       AMORTIZED
    AMOUNT                                                          VALUE
-------------------------------------------------------------------------------

REPURCHASE AGREEMENT--2.1%
$ 19,139,661   State Street Bank and Trust Company
               4.75%, dated 12/31/96, due 01/07/97
               (collateralized by a U.S. Treasury Bond,
               5.625%, 11/30/98) (Cost $19,122,000)              19,122,000
                                                                -----------

Total Investments--98.7%
   (Cost $1,027,457,890)                                    $   889,046,957
Net Other Assets--1.3%                                           11,396,400
                                                                -----------

Total Net Assets--100%                                      $   900,443,357
                                                                -----------
                                                                -----------

NOTES TO SCHEDULE OF INVESTMENTS

*  Non-income producing security.

See Notes to Financial Statements.

                       OLD MUTUAL SOUTH AFRICA EQUITY TRUST
                        STATEMENT OF ASSETS AND LIABILITIES
                           DECEMBER 31, 1996  (UNAUDITED)
-------------------------------------------------------------------------------

ASSETS
   Investments in securities, at value (Note B)
     (Cost of investments - $1,027,457,890)                 $   889,046,957
   Cash (including foreign currency, at value)                    9,061,120
   Deferred organization costs (Note B)                           1,131,035
   Dividends and interest receivable                              3,448,005
   Other assets                                                      59,273
                                                                -----------
   Total Assets                                                 902,746,390
                                                                -----------

LIABILITIES
Payable for investments purchased                                 1,714,331
Payable to adviser (Note C)                                         452,927
Accrued expenses                                                    135,775
                                                                -----------
Total Liabilities                                                 2,303,033
                                                                -----------
NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL INTERESTS    $   900,443,357
                                                                -----------
                                                                -----------

See Notes to Financial Statements.

                      OLD MUTUAL SOUTH AFRICA EQUITY TRUST
                             STATEMENT OF OPERATIONS

                 SIX MONTHS ENDED DECEMBER 31, 1996 (UNAUDITED)
-------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividend income                                           $   11,652,604
   Interest income                                                1,178,854
   Investment lending income                                          1,923
                                                                -----------
     TOTAL INCOME                                                12,833,381
                                                                -----------
EXPENSES
   Investment advisory fee (Note C)                               2,805,777
   Administration fee (Note C)                                      184,962
   Amortization of deferred organization expenses (Note B)          159,168
   Custodian fees                                                   142,517
   Legal fees                                                       126,029
   Trustees fees and expenses (Note C)                               80,659
   Auditing fees                                                     25,710
   Miscellaneous expenses                                            50,799
                                                                -----------
     TOTAL EXPENSES                                               3,575,621
                                                                -----------
     NET INVESTMENT INCOME                                        9,257,760
                                                                -----------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net realized gain (loss) on:
     Investments                                                  6,131,154
     Foreign currency transactions                               (1,056,669)
                                                                -----------
     Net realized gain                                            5,074,485
                                                                -----------
   Net change in unrealized depreciation of:
     Investments                                                (98,616,049)
     Foreign currency translations                                  (86,556)
                                                                -----------
   Net change in unrealized depreciation                        (98,702,605)
                                                                -----------
     NET REALIZED AND UNREALIZED LOSS                           (93,628,120)
                                                                -----------
     NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS     $ (84,370,360)
                                                                -----------
                                                                -----------

See Notes to Financial Statements.

                      OLD MUTUAL SOUTH AFRICA EQUITY TRUST
                       STATEMENT OF CHANGES IN NET ASSETS

                                            SIX MONTHS ENDED
                                           DECEMBER 31, 1996    PERIOD ENDED
                                              (UNAUDITED)      JUNE 30, 1996 (1)
-------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
   Net investment income                      $   9,257,760  $    9,277,319
   Net realized gain on investments and
    foreign currency transactions                 5,074,485       6,446,468
   Net change in unrealized depreciation
    of investments and foreign currency
    translations                                (98,702,605)    (39,777,485)
                                              -------------  --------------
   NET DECREASE IN NET ASSETS RESULTING
    FROM OPERATIONS                             (84,370,360)    (24,053,698)
                                              -------------  --------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS:
   Contributions                                 12,973,012   1,122,724,906
   Withdrawals                                  (17,011,638)   (109,818,865)
                                              -------------  --------------
     NET INCREASE (DECREASE) IN NET
      ASSETS RESULTING FROM TRANSACTIONS
      IN INVESTORS' BENEFICIAL INTERESTS         (4,038,626)  1,012,906,041
                                              -------------  --------------
     NET INCREASE (DECREASE) IN NET ASSETS      (88,408,986)    988,852,343

NET ASSETS
   Beginning of period                          988,852,343               -
                                              -------------  --------------
   End of period                              $ 900,443,357  $  988,852,343
                                              -------------  --------------
                                              -------------  --------------


                             FINANCIAL HIGHLIGHTS

                                            SIX MONTHS ENDED
                                           DECEMBER 31, 1996    PERIOD ENDED
                                              (UNAUDITED)      JUNE 30, 1996 (1)
-------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS:

   Expenses                                        0.76%(2)        0.82%(2)
                                               --------        ---------
                                               --------        ---------
   Net investment income                           1.98%(2)        1.34%(2)
                                               --------        ---------
                                               --------        ---------
   Portfolio turnover rate                         5.21%(3)        4.43%(3)
                                               --------        ---------
                                               --------        ---------
   Average commission rate per share           $   0.01        $   0.02
                                               --------        ---------
                                               --------        ---------

NOTES:
(1) For the period November 3, 1995 (commencement of operations) to
    June 30, 1996.
(2) Annualized
(3) Not Annualized

See Notes to Financial Statements.

                     OLD MUTUAL SOUTH AFRICA EQUITY TRUST
                        NOTES TO FINANCIAL STATEMENTS

                        DECEMBER 31, 1996 (UNAUDITED)

NOTE A -- ORGANIZATION

Old Mutual South Africa Equity Trust (the "Trust") is a trust organized under the laws of the Commonwealth of Massachusetts pursuant to a Declaration of Trust dated as of September 1, 1995 and has its principal place of business in Bermuda. The Trust is registered as a non-diversified open-end management investment company under the United States Investment Company Act of 1940, as amended (the "Act").

The investment objective of the Trust is to seek long-term total return in excess of the Johannesburg Stock Exchange ("JSE") Actuaries All Share Index from investment in equity securities of South African issuers.

Beneficial interest in the Trust is issued to Old Mutual Equity Growth Assets South Africa Fund ("OMEGA South Africa Fund") and Old Mutual South Africa Growth Assets Fund Limited ("Old Mutual SAGA Fund"). OMEGA South Africa Fund is a Massachusetts business trust organized pursuant to a Declaration of Trust dated as of September 1, 1995. OMEGA South Africa Fund offers shares of beneficial interest to United States investors. Old Mutual SAGA Fund was incorporated as a company under the laws of Bermuda as of September 7, 1995. Old Mutual SAGA Fund offers shares of beneficial interest to non-United States investors. The shares are listed on the Official List of the Irish Stock Exchange.

Old Mutual Fund Holdings (Bermuda) Limited, a wholly-owned subsidiary of South African Mutual Life Assurance Society ("Old Mutual"), holds 91.21% of the beneficial interest in the Trust as of December 31, 1996. It is expected that all of the investable assets of OMEGA South Africa Fund and Old Mutual SAGA Fund will be invested in the Trust. The Trust will apply amounts so invested to redeem a portion of the beneficial interest of Old Mutual Fund Holdings (Bermuda) Limited in the Trust.

NOTE B -- SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements are prepared in accordance with United States generally accepted accounting principles. The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements.

VALUATION: Securities are valued each day on which the New York Stock Exchange is open for trading (a "Business Day") as of 10:00 a.m. United States standard time which is after the close of business for the Johannesburg Stock Exchange ("JSE") for that day. JSE listed securities will generally be valued based on the current JSE ruling price which is generally the last sale price. If the securities did not trade on the JSE on the date of valuation, they may be valued on a different basis believed by the trustees of the Trust to reflect their fair value.

                     OLD MUTUAL SOUTH AFRICA EQUITY TRUST
                        NOTES TO FINANCIAL STATEMENTS

                        DECEMBER 31, 1996 (UNAUDITED)
                                  -CONTINUED-

REPURCHASE AGREEMENTS: In connection with transactions in repurchase agreements, the Trust's custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount, including interest, of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Trust has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral, may be subject to legal proceedings.

INVESTMENT TRANSACTIONS: Investment security transactions are recorded on trade date. Dividend income on foreign securities is recorded on the ex-dividend date or when the Trust becomes aware of its declaration. Interest income is recorded on the accrual basis. Realized gains and losses from security transactions are determined on the basis of identified cost.

FOREIGN CURRENCY TRANSLATIONS: Securities and other assets and liabilities denominated in foreign currencies, mainly South African Rand, are translated into U.S. dollars using the exchange rate prevailing as of the time of valuation. Purchases and sales of securities and income and expenses are translated into U.S. dollar amounts on the respective dates of such transactions. Net realized gain (loss) on foreign currency transactions includes net realized currency gains and losses recognized between accrual and payment dates. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

FEDERAL INCOME TAXES: The Trust intends to comply with the requirements of the Internal Revenue Code of 1986, as amended. The Trust intends to conduct its operations so that the OMEGA South Africa Fund can qualify as a regulated investment company under Subchapter M of the United States Internal Revenue Code of 1986, as amended. The Trust will be treated as a partnership for federal income tax purposes and is therefore not subject to federal income tax.

ORGANIZATION EXPENSES: Expenses incurred by the Trust in connection with its organization are being amortized on a straight-line basis over a period of five years. The trustees consider U.S. $100,000 of the $4,750,100 in cash invested as of November 3, 1995 to be the minimum required capital under the Act (the "Initial Investment"). The amount paid by the Trust on any redemption of beneficial interests from the Initial Investment will be reduced by the pro rata portion of any unamortized organizational expenses of the Trust. Such pro rata portion is to be determined by multiplying the unamortized expenses with the ratio of the amount redeemed divided by the amount of the book capital account of the beneficial interest attributable to the Initial Investment at the time of redemption.

                     OLD MUTUAL SOUTH AFRICA EQUITY TRUST
                        NOTES TO FINANCIAL STATEMENTS

                        DECEMBER 31, 1996 (UNAUDITED)
                                  -CONTINUED-


LOANS OF INVESTMENT SECURITIES: The Trust may lend its investment securities while it continues to earn dividends on such investments loaned. In connection with the lending of investment securities, the Trust receives U.S. Treasury Securities as collateral in an amount at least equal to 105 percent of the market value of the investments loaned. Additional collateral is requested from the borrower if the value falls below 105 percent. For the period ended December 31, 1996, the market value of investments loaned and the amount of collateral received with respect to such transactions was $5,355,769 and $5,623,156, respectively.

USE OF ESTIMATES: The preparation of financial statements in conformity with United States generally accepted accounting principles requires management to make estimates and assumptions in determining the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual amounts could differ from these estimates.

NOTE C -- ADVISORY AND ADMINISTRATION FEES AND OTHER
TRANSACTIONS WITH AFFILIATES

The Trust has entered into an investment advisory agreement dated as of October 23, 1995 with Old Mutual Asset Managers (Bermuda) Limited (the "Adviser"), a wholly-owned subsidiary of Old Mutual to provide investment management services. The Adviser receives for its services monthly compensation at the rate of 0.60% of average daily net assets of the Trust.

The Adviser will reduce or rebate a portion of its advisory fee as necessary so that ordinary operating expenses of each of the OMEGA South Africa Fund and Old Mutual SAGA Fund, including the advisory fee, will not exceed 1.00%, per annum of each Fund's average daily net assets. This limitation does not apply to extraordinary expenses, placement fees and brokerage expenses.

State Street Cayman Trust Company, Ltd., will either directly or through an affiliated entity provide certain administrative and accounting services to the Trust pursuant to an Administration Agreement dated as of October 23, 1995. Under the Administration Agreement, the Trust pays compensation to State Street at the annual rate of 0.05% of the first $500 million of the Trust's average daily net assets, 0.025% of the next $500 million of the Trust's average daily net assets and 0.01% of the Trust's average daily net assets in excess of $1 billion.

Trustees not resident in Bermuda receive an annual fee of $20,000.  Trustees
resident in Bermuda receive an annual fee of $10,000.    The Audit Committee
chairman receives an additional annual fee of $5,000. The Trust pays no compensation to their Trustees who are directors or employees of Old Mutual or any wholly-owned subsidiaries of Old Mutual.

                     OLD MUTUAL SOUTH AFRICA EQUITY TRUST
                        NOTES TO FINANCIAL STATEMENTS

                        DECEMBER 31, 1996 (UNAUDITED)
                                  -CONTINUED-


NOTE D -- INVESTMENT TRANSACTIONS

For the period ended December 31, 1996, there were purchase and sale transactions (excluding short-term securities) of $51,835,149 and $57,824,657, respectively. The aggregate cost of Trust investments was substantially the same for book and Federal income tax purposes at December 31, 1996. Gross unrealized appreciation of investments was $39,806,106 and gross unrealized depreciation of investments was $178,217,039, resulting in net unrealized depreciation of investments of $138,410,933.

TRUSTEES
Michael John Levett
 CHAIRMAN OF THE BOARD
William Francois de la Harpe Beck
 DEPUTY CHAIRMAN OF THE BOARD
William Langley
 TREASURER
William Lester Boyan
Thomas Haskins Davis
Michel John Drew
Kenneth Rigby Williams

INVESTMENT MANAGER
Old Mutual Asset Managers (Bermuda) Limited
61 Front Street, Hamilton HM11, Bermuda

ADMINISTRATOR
FOR THE OMEGA SOUTH AFRICA FUND:
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

FOR THE MASTER TRUST:
State Street Cayman Trust Company, Ltd.
P.O. Box 2508
Elizabeth Square, George Town
Grand Cayman, British West Indies

TRANSFER AGENT
FOR THE OMEGA SOUTH AFRICA FUND:
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110


AUDITORS
FOR THE OMEGA SOUTH AFRICA FUND:
KPMG Peat Marwick LLP
99 High Street, Boston, MA 02110

FOR THE MASTER TRUST:
KPMG Peat Marwick
Vallis Building, Hamilton HM11, Bermuda

LEGAL COUNSEL
IN THE UNITED KINGDOM:
Norton Rose
Kempson House, Camomile Street, London EC3A 7AN

IN THE UNITED STATES:
Bingham, Dana & Gould
150 Federal Street, Boston, MA 02110

IN BERMUDA:
Conyers Dill & Pearman
Clarendon House, Church Street, Hamilton, Bermuda